Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	23,915.71
Total Transaction Valuation	274,893,243.84
Total Offset Amount	0.00
Net Fee	$ 23,915.71
Offering Table N/A
Offset Table N/A	N/A